Debt and Warrant Liabilities - Bay Point note and warrant (Details) - USD ($)		1 Months Ended
	Aug. 22, 2018	Jul. 31, 2019	Sep. 30, 2024	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022	Nov. 20, 2022	Nov. 19, 2022
Debt and Warrant Liabilities
Outstanding loan balances			$ 102,923,633	$ 88,996,117		$ 72,878,591
Exercise price of warrant			$ 0.01	$ 0.01
Bay Point warrant
Debt and Warrant Liabilities
Conversion ratio of warrants, denominator, percentage on pre-money valuation		70.00%
Bay Point warrant | Series B units
Debt and Warrant Liabilities
Percentage of issued and outstanding units on calculation of warrant to acquire		3.50%
Exercise price of warrant		$ 0.01
Conversion ratio of warrants, denominator, percentage on pre-money valuation		3.50%
Bay Point notes
Debt and Warrant Liabilities
Interest rate	15.00%
Default interest rate	20.00%
Loan amount	$ 670,000						$ 813,633	$ 670,000
Outstanding loan balances			$ 1,310,965	$ 1,188,921		$ 1,080,210
Par value of guarantee	$ 10
Guaranteed principal amount	$ 420,000
Legal fees payable				115,000	$ 116,850
Exit fees payable					1,400,000
Late fees payable on unpaid interests and principal					$ 89,220
Total fees payable			$ 1,606,070	$ 1,606,070